Schedule of Other Receivables (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables	$ 1,209,137	$ 1,506,895	$ 590,439
Current portion	(1,209,137)	(814,157)	(302,664)
Long-term portion		692,738	287,775
Notes Receivable Dated April 1, 2015 and May 23, 2017 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables		296,888	287,775
Advance to Corporation One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables	79,100	79,170	76,740
Advance to Corporation Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables	225,924	225,924	225,924
Advance to Corporation Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables	508,613	509,063
Advance to Corporation Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total other receivables	$ 395,500	$ 395,850